RESTRUCTURING AND ACQUISITION-RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Acquisition-related transaction costs	$ 0	$ 46
Restructuring and acquisition-related costs	(5,329)	45,762
Employee termination and benefit costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	0	16,638
Restructuring and acquisition-related costs		3,700
Exit, relocation and other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	5,619	10,936
Net (gain) loss on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities		18,142
Net (gain) loss on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities	(10,948)
Gains from sale of yarn spinning facilities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	(2,600)
Gains on disposal of closed distribution facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	(4,900)
Closure of yarn-spinning facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		27,500
Accelerated depreciation of right-of-use assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		11,400
Completion of previously initiated restructuring activities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	$ 2,200	$ 3,200